Investments In Associates And Joint Ventures - Schedule of Amounts Recognised in Balance Sheet (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments In Associates And Joint Ventures [abstract]
Associates	S/ 28,875	S/ 250,282	S/ 250,053	S/ 286,403
Joint ventures	8,160	7,483	S/ 18,618	S/ 103,356
Investments in associates and joint ventures	S/ 37,035	S/ 257,765